Additional information - condensed financial statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Operations
Total operating expenses	(1,093,990)	(853,542)	(1,385,863)
(Loss)/Income from continuing operations	662,505	(91,253)	(1,440,221)
Interest expense	(229,665)	(285,618)	(489,346)
Change in fair value of derivatives	84,484	(51,867)	9,334
Share of loss/(income) from subsidiaries	(441)	(2,108)	(43,501)
Convertible bond buyback loss			(8,466)
Other income/(loss)	33,114	16,064	398,861
(Loss)/income before income taxes	520,040	(441,519)	(1,561,632)
Net (loss)/income	446,650	(426,492)	(1,662,257)
Net (loss)/income attributable to JA Solar's ordinary shareholders	346,597	(473,676)	(1,662,257)
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(38,940)	(24,368)	(22,576)
(Loss)/Income from continuing operations	(38,940)	(24,368)	(22,576)
Interest expense		(47,330)	(192,618)
Change in fair value of derivatives	74,014	(51,074)	32
Share of loss/(income) from subsidiaries	380,263	(246,909)	(1,809,926)
Convertible bond buyback loss			(8,466)
Other income/(loss)	8,434	(59,599)	371,297
(Loss)/income before income taxes	423,771	(429,280)	(1,662,257)
Net (loss)/income	423,771	(429,280)	(1,662,257)
Less: fair value of warrants in excess of net proceeds of equity offering		44,396
Net (loss)/income attributable to JA Solar's ordinary shareholders	423,771	(473,676)	(1,662,257)